Accrued liabilities and provisions - Details of contingent assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 COP ($) item	Dec. 31, 2019 COP ($) item
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets	568	452
Proceedings amount | $	$ 696,108	$ 610,529
Ordinary Administrative [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets	99	37
Proceedings amount | $	$ 402,380	$ 384,215
Ordinary Labor [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets	48	50
Proceedings amount | $	$ 3,129	$ 3,295
Ordinary Civil [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets	114	75
Proceedings amount | $	$ 82,572	$ 86,363
Arbitration [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets	2	1
Proceedings amount | $	$ 138,386	$ 67,232
Special labor [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets	84	57
Proceedings amount | $	$ 426	$ 307
Penal [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets	149	156
Proceedings amount | $	$ 61,466	$ 60,177
Executive Administrative [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets	10	11
Proceedings amount | $	$ 2,450	$ 4,028
Guardianship [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets	5	4
Executive Civil [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets	57	61
Proceedings amount | $	$ 5,299	$ 4,912